Federated Hermes International Leaders Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.3%
		Australia—0.6%
1,013,221		Glencore PLC	$ 8,114,021
		Belgium—1.4%
81,088		UCB SA	20,289,138
		China—1.3%
439,736	[1,2]	Prosus NV	19,568,844
		Denmark—3.4%
180,450		DSV A/S	38,059,538
343,771	[1]	Genmab A/S, ADR	11,399,447
		TOTAL	49,458,985
		Finland—2.2%
3,162,537		Nokia OYJ, ADR, Class A	32,068,125
		France—13.5%
158,886		Air Liquide SA	31,217,150
32,619		Airbus SE	7,429,515
205,693		AXA SA	10,297,263
304,770		Bouygues SA	15,650,674
352,278		Compagnie de St. Gobain SA	31,857,261
126,178		Legrand SA	19,999,047
55,182		LVMH Moet Hennessy Louis Vuitton SE	28,951,297
1,404,360		Orange SA	25,086,807
337,705		Societe Generale SA	28,495,054
		TOTAL	198,984,068
		Germany—10.9%
17,432		Allianz SE	9,127,618
800,990		Deutsche Bank AG	32,251,455
175,456		Heidelberg Materials AG	33,576,784
134,837		Infineon Technologies AG	8,820,211
9,905		Rheinmetall AG	12,779,571
80,564		RWE AG	5,488,864
67,672		SAP SE	15,002,722
63,979		Siemens AG	21,225,739
138,269		Siemens Energy AG	22,838,035
		TOTAL	161,110,999
		Hong Kong—1.6%
1,686,467		Prudential PLC	23,034,340
		Ireland—1.5%
142,944		CRH PLC	13,478,190
167,622		Smurfit WestRock PLC	7,861,472
		TOTAL	21,339,662
		Italy—2.6%
1,243,478	[2]	Saipem SpA	6,621,511
329,751		UniCredit SpA	32,171,140
		TOTAL	38,792,651
		Japan—19.2%
108,100		Advantest Corp.	22,558,168
30,400		Disco Corp.	10,928,621

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
392,900		Fujikura Ltd.	$ 13,493,268
700,200		Hitachi Ltd.	23,805,377
43,900		Keyence Corp.	22,858,079
954,100		Mitsubishi Heavy Industries Ltd.	23,185,704
1,357,600		Mitsubishi UFJ Financial Group, Inc.	30,959,677
140,300		Murata Manufacturing Co. Ltd.	6,274,312
367,000	[1]	Renesas Electronics Corp.	7,747,192
440,600		Shin-Etsu Chemical Co. Ltd.	16,503,334
1,443,900		Sony Group Corp.	35,638,662
747,246		Sumitomo Mitsui Financial Group, Inc.	32,089,434
730,200		TDK Corp.	13,951,489
20,500		Tokyo Electron Ltd.	7,168,715
571,700		Yaskawa Electric Corp.	16,893,259
		TOTAL	284,055,291
		Netherlands—7.2%
161,517		Akzo Nobel NV	11,589,853
24,869	[1]	Argenx SE, ADR	25,656,353
6,791		ASM International NV	6,362,103
22,405		ASML Holding NV	37,721,141
46,795		BE Semiconductor Industries NV	10,614,208
171,868		Heineken NV	14,490,907
		TOTAL	106,434,565
		Singapore—0.7%
218,410		STMicroelectronics NV	10,936,512
		South Korea—1.4%
108,290		Samsung Electronics Co. Ltd.	20,392,072
		Spain—2.3%
1,798,183		Banco Santander SA	26,437,398
244,801	[1]	Tecnicas Reunidas SA	7,494,222
		TOTAL	33,931,620
		Sweden—1.2%
479,585		Assa Abloy AB, Class B	17,876,094
		Switzerland—3.3%
56,195		Galderma Group AG	11,649,699
46,255		Novartis AG	7,039,263
32,735		Roche Holding AG	14,293,172
1,236,864	[1]	Transocean Ltd.	7,186,180
165,788		UBS Group AG	9,074,602
		TOTAL	49,242,916
		Taiwan—2.7%
96,697		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	40,160,198
		Thailand—1.2%
43,290	[1]	Fabrinet	17,875,740
		United Kingdom—20.5%
300,182		Anglo American PLC	17,248,637
219,929		AstraZeneca PLC	35,506,699
3,176,899		Barclays PLC	21,270,558
2,312,284		BP PLC	16,475,322
5,311,299		BT Group PLC	14,739,243
7,782,253		Centrica PLC	16,389,060
502,329		Halma PLC	24,635,152

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
1,362,216	HSBC Holdings PLC	$ 28,143,836
2,067,944	Marks & Spencer Group PLC	11,044,578
2,165,948	Natwest Group PLC	19,883,395
4,998,862	Rentokil Initial PLC	23,708,435
439,165	Shell PLC	20,171,492
843,417	SSE PLC	27,940,313
681,373	Weir PLC	26,196,597
	TOTAL	303,353,317
	United States—0.6%
250,348	Halliburton Co.	9,225,324
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,149,155,920)	1,466,244,482
	INVESTMENT COMPANY—1.3%
19,554,037	Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3] (IDENTIFIED COST $19,554,037)	19,554,037
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $1,168,709,957)	1,485,798,519
	OTHER ASSETS AND LIABILITIES - NET—(0.6%)[4]	(8,587,045)
	NET ASSETS—100%	$1,477,211,474
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2025	$2,089,282
Purchases at Cost	$646,608,015
Proceeds from Sales	$(629,143,260)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2026	$19,554,037
Shares Held as of 8/31/2026	19,554,037
Dividend Income	$828,184

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$2,844,732	$2,989,330

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$155,685,705	$1,301,333,453	$—	$1,457,019,158
Domestic	9,225,324	—	—	9,225,324
Investment Company	19,554,037	—	—	19,554,037
TOTAL SECURITIES	$184,465,066	$1,301,333,453	$—	$1,485,798,519

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt